UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
General and administrative expenses			$ 5,761,000	$ 3,625,000		$ 7,659,000
Loss from operations			(13,409,000)	(12,092,000)		(24,346,000)
Other income (expenses):
Net (loss) income before income tax			(16,171,000)	(13,113,000)		(26,747,000)
Income tax (expense) benefit						(7,000)
Net loss and comprehensive loss			$ (16,171,000)	$ (13,113,000)		$ (26,754,000)
Weighted average shares outstanding of common stock, basic			32,603,130	14,445,193		15,563,850
Weighted average shares outstanding of common stock, diluted			32,603,130	14,445,193		15,563,850
Basic net (loss) income per share, common stock			$ (0.50)	$ (0.91)		$ (1.72)
Diluted net (loss) income per share, common stock			$ (0.50)	$ (0.91)		$ (1.72)
Graf Acquisition Corp. IV [Member]
General and administrative expenses	$ 2,581,577	$ 874,637	$ 3,441,419	$ 1,512,778
General and administrative expenses - related party	45,000	45,000	90,000	90,000
Franchise tax expenses	50,000	49,315	100,000	98,082	$ 185,205	$ 169,141
Loss from operations	(2,676,577)	(968,952)	(3,631,419)	(1,700,860)	(2,508,207)	(2,740,030)
Other income (expenses):
Change in fair value of derivative warrant liability	(283,300)	1,605,330	(519,370)	4,296,600	5,665,840	5,146,470
Gain on settlement of deferred underwriting commissions		179,595		179,595		179,595
Income from investments held in Trust Account	1,415,607	124,764	3,389,390	168,792	41,153	2,400,690
Other income (expense)	1,132,307	1,909,689	2,870,020	4,644,987	1,517,569	7,726,755
Net (loss) income before income tax	(1,544,270)	940,737	(761,399)	2,944,127	(990,638)	4,986,725
Income tax (expense) benefit	(286,778)	15,402	(690,772)	15,402	0	(438,374)
Net loss and comprehensive loss	$ (1,831,048)	$ 956,139	$ (1,452,171)	$ 2,959,529	$ (990,638)	$ 4,548,351
Weighted average shares outstanding of common stock, basic	16,825,897	21,451,875	19,126,107	21,451,875	15,083,469	21,451,875
Weighted average shares outstanding of common stock, diluted	16,825,897	21,451,875	19,126,107	21,451,875.00	15,083,469	21,451,875
Basic net (loss) income per share, common stock	$ (0.11)	$ 0.04	$ (0.08)	$ 0.14	$ (0.07)	$ 0.21
Diluted net (loss) income per share, common stock	$ (0.11)	$ 0.04	$ (0.08)	$ 0.14	$ (0.07)	$ 0.39